DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Recognition and Deferred Revenue [Abstract]
Deferred revenue, by arrangement, disclosure

	As of December 31,
	2020	2021
	RMB	RMB
Deferred merchandise revenue	40,645	99,213
Deferred membership program revenue	—	1,025
Deferred marketplace revenue	9,113	4,402
Deferred other revenue	1,193	1,112

Total deferred revenue	50,951	105,752